DEBT - 2017 Convertible Senior Notes and 2019 Term Loan (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2017	Aug. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt
Debt payments			$ 384	$ 1,312	$ 229
Additional paid-in capital			9,564	9,490
2017 Convertible Senior Notes, net
Debt
Debt payments	$ 575
Additional paid-in capital				123
Principal amount				575
Unamortized debt discount and issuance costs				(14)
Net carrying amount				561
Interest expense, net			5	9	9
Amortization of debt discount			$ 14	$ 24	$ 23
2019 Term Loan
Debt
Debt payments		$ 275
Premiums paid for extinguishment of debt		$ 0